Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments in affiliate [Abstract]:
Equity Method Investments - Investee
		Participation %	Date Established
Entity	Vessel/Hull	December 31, 2016	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Talos	40%	December 23, 2013
Schofield Maritime Co.	Taurus	40%	December 23, 2013
Fairbank Maritime Co.	Theseus	40%	December 23, 2013
Platt Maritime Co.	Hull YZJ1206	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015
Connell Maritime Co.(*)	n/a	n/a	December 18, 2013

Equity Method Investments - Summarized financial information
	December 31, 2015	December 31, 2016
Non-current assets	290,805	952,458
Current assets	11,969	35,993
	302,774	988,451

Current liabilities	5,335	39,428

	Years ended December 31,
	2015	2016
Voyage revenue	14,218	45,887
Net income / (loss)	(1,669)	736